Offerings	Jul. 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	551,451
Proposed Maximum Offering Price per Unit	23.04
Maximum Aggregate Offering Price	$ 12,705,431.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,754.62
Offering Note	Pursuant to 457(f)(1) promulgated under the Securities Act of 1933, as amended, and estimated solely for the purposes of calculating the registration fee, the proposed maximum aggregate offering price is equal to the product obtained by multiplying (i) CAD $32.45 per share, which represents the average of the high and low prices for VersaBank Common Stock on the Toronto Stock Exchange in the last five business days on July 2, 2026, converted in to USD at an exchange rate of CAD $1.00 of USD $0.71, as quoted by the Bank of Canada for June 30, 2026, resulting in a value of approximately $23.04 per share, by (ii) 32,195,697, the aggregate number of shares of common stock, par value $0.0001 per share ("VersaBank Common Share") of VersaBank, a Canadian Schedule I chartered bank ("VersaBank") outstanding as of June 1, 2026, to be exchanged in connection with reorganization (the "Reorganization") contemplated by the Reorganization Agreement between Versa Bancorp, a Delaware corporation, ("Versa Bancorp") and VersaBank. In connection with the consummation of the Reorganization, a new class of exchangeable shares of VersaBank (the "Exchangeable Share") will be created, at which time each VersaBank Common Share will be changed into one Exchangeable Share on a one-for-one basis. Immediately following the conversion of each VersaBank Common Share for one Exchangeable Share, each Exchangeable Share will be transferred automatically to Versa Bancorp in exchange for an equivalent number of newly issued shares of common stock, par value $0.0001 of Versa Bancorp on a one-for-one-basis, subject to, and accordance with, the terms of the Reorganization Agreement. Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	32,195,697
Proposed Maximum Offering Price per Unit	17.99
Maximum Aggregate Offering Price	$ 579,200,589.03
Amount of Registration Fee	$ 79,987.60
Offering Note	The registrant previously paid registration fees of $79,987.60 in connection with the filing of the registration statement to which this Exhibit 107 is attached, on June 3, 2026.